Cover	Jun. 23, 2022
Cover [Abstract]
Entity Registrant Name	SCIENTIFIC INDUSTRIES, INC.
Entity Central Index Key	0000087802
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 23, 2022
Entity File Number	000-6658
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	04-2217279
Entity Address Address Line 1	80 Orville Drive
Entity Address City Or Town	Bohemia
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11716
City Area Code	631
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	567-4700